9. Stockholders' Equity (Details 1) (USD $)	6 Months Ended
Jun. 30, 2012
Stock Warrants
Number of Options Outstanding, Beginning	456,000
Number of Options Granted	426,500
Number of Options Outstanding, Ending	882,500
Number of Options Exercisable	882,500
Weighted Average Exercise Price Outstanding, Beginning	$ 1
Weighted Average Exercise Price Granted	$ 1
Weighted Average Exercise Price Outstanding, Ending	$ 1
Weighted Average Exercise Price Exercisable	$ 1
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 4 months 25 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 4 months 25 days
Grants to Employee and Directors
Number of Options Granted	1,895,000
Number of Options Forfeited	(145,000)
Number of Options Outstanding, Ending	1,750,000
Weighted Average Exercise Price Granted	$ 1
Weighted Average Exercise Price Outstanding, Ending	$ 1
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 8 months 12 days
Grants to Non Employees
Number of Options Granted	175,000
Number of Options Outstanding, Ending	175,000
Weighted Average Exercise Price Granted	$ 1
Weighted Average Exercise Price Outstanding, Ending	$ 1
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 8 months 12 days